Company Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 6,824	$ 6,612
Less: accumulated depreciation and amortization	(2,960)	(2,623)
Premises and equipment, net	3,864	3,989
Depreciation and amortization expense	337	358
Future minimum rental payments under operating leases [Abstract]
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	418
Rent expense	140	138
Northfield Lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	5 years
Number of 5-years renewal option	1
Philadelphia Lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	10 years
Number of 5-years renewal option	2
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	820	820
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	4,091	3,992
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years 7 months 6 days
Total premises and equipment	$ 1,913	$ 1,800